Warrants	6 Months Ended
Jun. 30, 2019
Warrants and Rights Note Disclosure [Abstract]
WARRANTS

14.	WARRANTS

On April 28, 2016, the Company signed Share Purchase Agreement ("SPA") with HLI. In this SPA, HLI is entitled with 1,000,000 warrants to acquire from the Company 1,000,000 common shares at purchase price of $2.20 per share. The new warrants will be exercisable at any time.

1,000,000 warrants were issued and outstanding as of June 30, 2019 and December 31, 2018

The fair value of the outstanding warrants was calculated using the Black Scholes Model with the following assumptions:

	June 30, 2019	December 31, 2018
Market price per share (USD/share)	$1.23	$1.13
Exercise price (USD/share)	2.20	2.20
Risk free rate	1.86%	2.6%
Dividend yield	0%	0%
Expected term/Contractual life (years)	6.8.	7.3
Expected volatility	262.47%	256.20%

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 3 inputs:

	Six months ended June 30,
	2019	2018

Beginning balance	$1,129,246	$1,729,111
Fair value change of the issued warrants included in earnings	99,821	110,018
Ending balance	$1,229,067	$1,839,129

The following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding as of January 1, 2019	1,000,000	$2.20
Granted	-
Forfeited	-
Exercised	-
Redeemed	-
Outstanding as of June 30, 2019	1,000,000	$2.20